Intangible Assets, Net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 663	$ 1,384	$ 2,322
2025	500
2026	100
2027	0
2028	0
2029	$ 0